Basis of Presentation and Significant Accounting Policies - Advertising Expense, U.S. Tax Reform, Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Advertising Expense
Advertising expense		$ 1,579	$ 2,378
Income Taxes
Federal income tax rate	35.00%	21.00%	21.00%
Activity related to the Company's allowance for doubtful accounts
Balance, beginning of year		$ 7,611	$ 5,669
Allowances (recoveries) recorded		(452)	1,620
Foreign currency translation adjustments		115	322
Balance, end of year	$ 5,669	$ 7,274	$ 7,611